Note 9 - Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Operating Lease, Expense	$ 1,000	$ 9,000	$ 18,000	$ 5,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	90.00%		90.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%		4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 26,000	$ 27,000	$ 97,000	$ 75,000